Salaries and social security - Summary of detailed information about salaries and social security (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security current	$ 3,318	$ 2,976	$ 1,950
Bonuses and incentives provision current	4,403	3,468	1,921
Vacation provision current	4,812	3,610	2,215
Other employee benefits current	2,401	150	68
Salaries and social security current	14,934	$ 10,204	$ 6,154
Other employee benefits non current	3,860
Salaries and social security non current	$ 3,860